SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (149)	$ (470)
Changes in other comprehensive income (loss) before reclassifications	988
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	185	321	$ 1,150
Balance	36	(149)	$ (470)
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(83)
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(713)
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(7)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(88)
Changes in other comprehensive income (loss) before reclassifications	(28)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	(35)
Balance	(123)	(88)
Unrealized gains (losses) on marketable securities [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(7)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(61)
Changes in other comprehensive income (loss) before reclassifications	1,016
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	220
Balance	159	$ (61)
Unrealized gains (losses) on cash flow hedges [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(83)
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(713)
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income